Recoverable taxes (Details 1) R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 856
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	473
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	201
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	10
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	13
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	14
Later than five years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 145